Offerings	Mar. 06, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.050% Senior Notes due 2029
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 499,790,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,021.00
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of 6,500,000,000 aggregate principal amount of notes, with a maximum aggregate offering price of 6,486,835,000.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.350% Senior Notes due 2031
Amount Registered | shares	1,250,000,000
Maximum Aggregate Offering Price	$ 1,247,687,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 172,305.64
Offering Note	See note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.650% Senior Notes due 2033
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 748,537,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 103,373.03
Offering Note	See note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.000% Senior Notes due 2036
Amount Registered | shares	4,250,000,000
Maximum Aggregate Offering Price	$ 1,992,860,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 275,213.97
Offering Note	See note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.850% Senior Notes due 2056
Amount Registered | shares	1,500,000,000
Maximum Aggregate Offering Price	$ 1,997,960,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 275,918.28
Offering Note	See note 1.